LEASES (Details)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 USD ($)
LEASES
Amount of operating lease expense	$ 538		$ 0
Fernie Castle
LEASES
Lease rent	231,042	£ 182,500
Robin Hill
LEASES
Lease rent	$ 191,163	£ 151,000
Period of notice in advance for termination of lease without penalty	1 month	1 month
Inter-company rent income	$ 90,794